Stockholders' Equity	12 Months Ended
Dec. 31, 2017
Stockholders' Equity [Abstract]
STOCKHOLDERS' EQUITY

NOTE 6 – STOCKHOLDERS’ EQUITY

(A) - Stock issued for cash

Effective August 23, 2016, the Company entered into an Investor Stock Subscription Agreement (“Agreement”) with an entity controlled by our Chief Financial Officer (the “Investor”) to purchase three million seven hundred thousand (3,700,000) shares of the Company’s common stock for two million dollars ($2,000,000) in tranches based on certain milestone events. On August 23, 2016, the investor purchased 656,751 shares of common stock for $355,000. On September 22, 2016, the Investor purchased 925,001 shares of common stock for $500,000 that was used to close two acquisitions. On December 29, 2016, the Investor purchased 92,500 shares of common stock for $50,000 that was used for working capital. On January 13, 2017, the Investor purchased 550,001 shares of common stock for $300,000 that was used to close an acquisition. On March 17, 2017, the Investor purchased 1,387,501 shares of common stock for $750,000 that was used to close an acquisition. The remaining investments are subject to the company reaching certain milestones under the agreement.

On October 23, 2017, the Company issued 3,000 shares of common stock to 15 individual investors at $1.00 per share.

(B) - Stock issued for Services

On January 6, 2016, the Company issued 550,000 shares of stock to eight individuals for services with a fair value of $550.

On August 22, 2016, the Company issued 3,000,000 shares of Common Stock for services with a fair value of $1,620,000 based on recent cash sales.

On October 5, 2017, two (2) members of the Board of Directors of the Company were each issued 25,000 of the Company’s common stock with a fair value of $27,272, based on recent cash sales, as compensation for services in such capacity.

On October 17, 2017, 10,000 shares of the Company’s common stock with a fair value of $5,455, based on recent cash sales, were issued to a non-executive employee of the Company as a bonus for performance.

(C) - Stock issued for Acquisitions

On September 23, 2016, the Company issued 50,000 shares of common stock as partial consideration of the acquisition of First Medical Solutions, Inc. with a fair value of $27,250 based on recent cash sales prices.

 (D) - Equity Incentive Plan

On January 30, 2016, the Board of Directors, with the approval of a majority of the shareholders of the Company, adopted the 2016 Equity Incentive Plan (the “Plan”) which will be administered by a committee appointed by the Board.

The Company, under its 2016 Plan, issues options to various officers, directors and consultants. The options may vest immediately or in equal annual installments over a five-year period. All of the options are exercisable at a purchase price determined by the Board of Directors on the date of grant and may have a term of up to 10 years.

On December 12, 2017, the Board of Directors approved the issuance of ninety thousand (90,000) options, with immediate vesting on January 1, 2018, to purchase common stock of the Corporation at a value of $0.001 per share for consulting services. The options will expire five (5) years from the date of the grant, which is January 1, 2018.

(E) – Stock Issued for Conversion of Convertible Promissory Note

On October 31, 2016, the holder of the FMS Note converted $200,000 of the note for 200,000 shares of common stock. The Company has recorded a loss on conversion of debt of $72,000.

On December 31, 2017, the Company issued 50,000 shares of common stock to a note holder for the conversion of $50,000 of note principal at $1.00 per share.

On December 31, 2017, the Company issued 25,000 shares of common stock to a related party note holder for two quarterly interest payments at $1.00 per share.